RESEARCH AND DEVELOPMENT EXPENSES, NET	12 Months Ended
Dec. 31, 2020
Research and Development [Abstract]
RESEARCH AND DEVELOPMENT EXPENSES, NET
NOTE 12 - RESEARCH AND DEVELOPMENT EXPENSES, NET

Composition:

	For the year ended December 31,
	2 0 2 0	2 0 1 9	2 0 1 8

Salaries and related expenses	6,173	5,316	4,410
Share-based compensation	165	421	234
Materials	1,792	1,944	1,508
Subcontractors and consultants	807	764	311
Depreciation	123	98	138
Cost for registration of patents	164	132	126
Others	784	1,889	1,099
	10,008	10,564	7,826
Less participation of the IIA	-	(90)	(208)
Total research and development expenses, net	10,008	10,474	7,618